CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Stock-based compensation	$ 18,432	$ 22,819	$ 127,798	$ 140,955	$ 263,772	$ 166,060